Acquisitions	12 Months Ended
Dec. 31, 2021
Acquisitions Disclosure [Abstract]
Acquisitions

Note 4 - Acquisitions

2021 Acquisitions

Viridian Sciences

On April 1, 2021, we completed the acquisition of Viridian, a cannabis business management software provider that is built on SAP Business One. We acquired Viridian in exchange for 1.0 million shares of our common stock valued at approximately $6.0 million. In addition to the stock consideration, the agreement provides for contingent consideration of up to $1.0 million, payable in additional common stock, if Viridian meets certain revenue criteria. The contingent consideration will be recorded as the estimated fair value on the acquisition date and adjusted to estimated fair value in each subsequent reporting period until settlement.

Preliminary Fair Value
Shares issued	$6,186
Contingent consideration	2
Total preliminary fair value of consideration transferred	$6,188

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Preliminary Fair Value
Accounts receivable	556
Prepaid expenses and other current assets	148
Capitalized software	423
Acquired technology	470
Customer relationships	820
Acquired trade name	20
Goodwill	5,408
Accounts payable and accrued expenses	(350)
Deferred tax liabilities	(307)
Deferred revenue	(1,000)
Net assets acquired	$6,188

The excess of purchase consideration over the fair value of assets acquired and liabilities assumed was recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities, for which there is no basis for U.S. income tax purposes. The fair values assigned to identifiable assets acquired and liabilities assumed are based on management’s estimates and assumptions. We expect to finalize the valuation as soon as practicable, but no later than one year from the acquisition date.

The amounts of Viridian's revenue and net income included in our consolidated statement of operations from the acquisition date of April 1, 2021, to December 31, 2021 were $2.4 million and $0.3 million, respectively.

365 Cannabis

On October 1, 2021, we acquired all the issued and outstanding shares of 365 Cannabis. Under the terms of the Agreement, the aggregate consideration for the 365 Cannabis shares consists of (1) $5,000,000 in cash, (2) $12,000,000 in stock, which was settled by issuing 3.6 million shares of our common stock, and (3) contingent value rights to be issued pursuant to a rights indenture entitling the holders thereof to receive, subject to certain adjustments as set forth in the Agreement, an aggregate of up to $8,000,000 in stock, in the event that NAV achieves certain revenue targets as specified in the Agreement. These rights are accounted for as contingent consideration and are currently recorded at preliminary fair value which will be updated upon finalization of purchase accounting.

Preliminary Fair Value
Shares issued	$12,000
Cash	5,542
Contingent consideration	6,300
Total preliminary fair value of consideration transferred	$23,842

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Preliminary Fair Value
Cash	527
Accounts receivable	486
Prepaid expenses and other current asset	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	14,043
Accounts payable and accrued expenses	(826)
Deferred tax liabilities	(2,642)
Deferred revenue	(3,300)
Net assets acquired	$23,842

The excess of purchase consideration over the fair value of assets acquired and liabilities assumed was recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities, for which there is no basis for U.S. income tax purposes. The fair values assigned to identifiable assets acquired and liabilities assumed are based on management’s estimates and assumptions. We expect to finalize the valuation as soon as practicable, but no later than one year from the acquisition date.

The amounts of 365 Cannabis' revenue and net loss included in our consolidated statement of operations from the acquisition date of October 1, 2021, to December 31, 2021 were $2.4 million and $0.4 million, respectively.

2020 Acquisitions

Trellis Solutions, Inc.

On April 8, 2020, we acquired Trellis, a cannabis cultivation management and compliance software company in an all-stock transaction. Our estimated acquisition date fair value of the consideration transferred for Trellis was as follows (in thousands):

Common shares issued	$2,531
Contingent consideration	998
Total estimated fair value of consideration	$3,529

We incurred $0.1 million of transaction costs directly related to the acquisition that is reflected in general and administrative expenses in our consolidated statement of operations during the year ended June 30, 2020.

We issued 349,650 shares of our common stock valued at $7.24 per share, the closing price of a share of our common stock on the date of acquisition in exchange for 100% of the outstanding stock of Trellis. We have also agreed to pay additional consideration calculated as annualized revenue derived from previously identified customers for the month of September 2020 multiplied by five. The contingent consideration is payable in shares based on the 20-day volume-weighted average price, or VWAP. At June 30, 2020, we estimated the fair value of the contingent consideration to be $0 and recorded a gain of $1.0 million on the change in the fair value of contingent consideration included in general and administrative expenses in the consolidated statement of operations during the year ended June 30, 2020.

The following table summarizes our estimated fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Cash	$21
Accounts receivable, net	91
Other assets	6
Acquired technology	210
Acquired trade name	80
Customer relationships	220
Goodwill	3,216
Accounts payable and accrued expenses	(284)
Deferred revenue	(31)
Net assets acquired	$3,529

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities, for which there is no basis for U.S. income tax purposes. During the six months ended December 31, 2020, we recorded net adjustments to assets and liabilities acquired of $14.3 thousand. The amounts of Trellis’s revenue and net loss included in our consolidated statement of operations from the acquisition date of April 10, 2020 to June 30, 2020 were $216.0 thousand and $17.0 thousand, respectively.

solo sciences, inc.

On January 15, 2020, we closed on a stock purchase agreement with substantially all of the shareholders of Solo pursuant to which we acquired all right, title, and interest in 80.4% of the issued and outstanding capital stock of Solo, calculated on a fully diluted basis. As a result of our initial investment, Solo became a controlled subsidiary and we commenced consolidation of Solo on January 15, 2020. The estimated acquisition date fair value of the consideration transferred for Solo was $17.9 million. During the year ended June 30, 2020, we completed the preliminary valuation of the contingent consideration and recorded a measurement period adjustment to reflect this liability on our balance sheet. The estimated fair value of consideration recorded consisted of the following (in thousands):

Common shares issued	$17,550
Contingent consideration	389
Total estimated fair value of consideration	$17,939

We incurred $0.3 million of transaction costs directly related to the acquisition, which is reflected in general and administrative expenses in our consolidated statement of operations during the year ended June 30, 2020.

We exchanged 1,950,000 shares of our common stock, valued at $9.00 per share, the closing price of a share of our common stock on the date of acquisition. In addition to the stock consideration, we agreed to pay contingent consideration in the form of fees payable to the legacy Solo shareholders equal to the lesser of (i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029. This fee represents contingent consideration and was recorded at fair value as of the date of acquisition. Contingent consideration is adjusted to fair value each period with changes in fair value being recognized in earnings at each reporting period.

We also acquired an option to acquire the noncontrolling interests in Solo during the 12 months following the close for either cash or shares. Beginning with the expiration of our option, the noncontrolling interests in Solo have a 3-month option to acquire between 40% and 55% of Solo back from us for cash. On July 31, 2020, we entered into an amendment to the stock purchase agreement to exercise our option to acquire the noncontrolling interests in Solo, for 800,000 shares of our common stock, this transaction will be recorded as an equity transaction, with no effect to the value of the assets acquired or liabilities assumed. In connection with the amendment, the selling shareholders agreed to cancel the contingent consideration in the future and waived a right to any amount that would have been earned prior to the amendment. We recorded a gain on settlement of the contingent consideration liability during the six months ended December 31, 2020 in general and administrative expenses in our consolidated statement of operations.

During the year ended June 30, 2020, we obtained additional information regarding the valuation of the assets acquired and liabilities assumed. We have recorded a measurement period adjustment to allocate the acquisition price to intangible assets, goodwill, accrued liabilities, and the fair value of noncontrolling interests. The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Cash	$101
Prepaid expenses and other assets	22
Furniture, fixtures, and equipment	2
Acquired technology	7,160
Acquired trade name	340
Goodwill	17,025
Accounts payable and accrued liabilities	(1,158)
Fair value of noncontrolling interests	(5,553)
Net assets acquired	$17,939

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is primarily attributed to expanded market opportunities, for which there is no basis for U.S. income tax purposes. The amounts of Solo’s revenue and net loss included in our consolidated statement of operations from the acquisition date of January 15, 2020 to June 30, 2020 were $23.0 thousand and $1.5 million, respectively.

During the six months ended December 31, 2020, the Company recorded an impairment of $2.7 million related to Solo’s developed technology. See Note 6 – Goodwill and Intangible Assets, Net for further discussion of the intangible asset impairment.

Ample Organics

On July 7, 2020, we completed the acquisition of Ample Organics (“Ample”), Ample provides a seed-to-sale platform to clients in Canada, which offers tracking, reporting, and compliance tools to cannabis cultivators, processors, sellers, and clinics. We acquired 100% of the stock of Ample Organics for 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, $30.7 million was the aggregate value of the exchangeable shares. In addition to the stock consideration, we paid $5.5 million in cash, which was used to settle all of Ample's then outstanding debt. In addition to the stock and cash consideration, the agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition. The contingent consideration will be recorded as the estimated fair value on the acquisition date and adjusted to estimated fair value in each subsequent reporting period until settlement.

Preliminary Fair Value
Exchangeable shares issued	$25,203
Cash	5,724
Contingent consideration	604
Total estimated fair value of consideration transferred	$31,531

We incurred $2.9 million of total transaction costs directly related to the acquisition of Ample that is reflected in general and administrative expenses in our consolidated statements of operations, of which $1.1 million and $1.8 million was recognized during the six months ended December 31, 2020 and the year ended June 30, 2020, respectively.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Preliminary Fair Value
Cash	$445
Accounts receivable	917
Prepaid expenses and other current assets	595
Acquired technology	850
Customer relationships	2,660
Acquired trade name	285
Goodwill	25,806
Furniture, fixtures and equipment	1,327
Accounts payable and accrued expenses	(805)
Deferred revenue	(549)
Net assets acquired	$31,531

The excess of purchase consideration over the preliminary fair value of assets acquired and liabilities assumed was recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities, for which there is no basis for U.S. income tax purposes.

During the six months ended December 31, 2020, the Company recorded an impairment to goodwill for $4.2 million related to Ample. See Note 6 – Goodwill and Intangible Assets, Net for further discussion of the goodwill impairment.

The amounts of Ample’s revenue and net income included in our consolidated statement of operations from the acquisition date of July 7, 2020, to December 31, 2020 were $2.6 million and $0.1 million, respectively.

Pro Forma Financial Information

The following unaudited pro forma consolidated operating results give effect to the Viridian and 365 Cannabis acquisitions as if they had been completed as of January 1, 2020 (in thousands):

Year Ended December 31,
2021
Revenue	$28,847
Net loss	$(31,423)

The following unaudited pro forma consolidated operating results give effect to the Viridian and 365 Cannabis acquisitions, as if they had been completed as of January 1, 2020, and the Trellis, Solo and Ample acquisitions, as if they had been completed as of July 1, 2019 (in thousands):

	Six Months Ended December 31,	Year Ended June 30,
	2020	2020
Revenue	$14,026	$27,523
Net loss	$(17,650)	$(20,250)

The pro forma financial information for all periods presented above has been calculated after adjusting the results of Solo, Trellis, Ample, Viridian, and 365 Cannabis to reflect the business combination accounting effects resulting from this acquisition, including the amortization expense from acquired intangible assets as though the acquisition occurred as of the beginning of the periods indicated above. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the years indicated above.

Special Voting Preferred Stock and Exchangeable Shares

In connection with the Ample acquisition, we entered into agreements with our wholly-owned subsidiary and the Ample shareholder representative that resulted in the issuance of a single share of our special voting preferred stock, for the purpose of ensuring that each Exchangeable Share is substantially the economic and voting equivalent of a share of Akerna common stock, and, following the registration of the Akerna shares issuable upon exchange of the Exchangeable Shares under the Securities Act of 1933, ensuring that each Exchangeable Share is exchangeable on a one-for-one basis for a share of Akerna common stock, subject to certain limitations. As a result of these agreements and the issuance of the special voting preferred stock, each holder of Exchangeable Shares effectively has the ability to cast votes along with holders of Akerna common stock. Additionally, these agreements grant exchange rights to the holders of exchangeable shares upon the event of our liquidation, dissolution or winding up.

The special voting preferred stock has a par value of $0.0001 per share and a preference in liquidation of $1.00. The special voting preferred stock entitles the holder to an aggregate number of votes equal to the number of the exchangeable shares issued and outstanding from time to time and which we do not own. The holder of the special voting preferred stock and the holders of shares of Akerna common stock will both together as a single class on all matters submitted to a vote of our shareholders. At such time as the special voting preferred stock has not votes attached to it, the share shall be automatically cancelled. The exchangeable shares do not have a par value.

On September 1, 2020, several Ample shareholders exchanged a total of 627,225 exchangeable shares with a value of $4,798,271 for the same number of shares of Akerna common stock.The exchange was accounted for as an equity transaction and we did not recognize a gain or loss on this transaction. As of December 31, 2021, there were a total of 309,286 Exchangeable Shares issued and outstanding.